Note 2 - Summary of significant accounting policies: Employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Defined Contribution Plan, Cost	$ 244,825	$ 257,024	$ 233,008